Accrued Expenses and Other Current Liabilities - Schedule of Accrued Expenses and Other Current Liabilities (Detail) (USD $) In Thousands, unless otherwise specified	May 31, 2014	May 31, 2013
Schedule Of Other Liabilities [Line Items]
Accrued payroll	$ 84,888	$ 64,539
Refundable fees received from students	13,296	9,735
Individual taxes withholding	9,668	8,887
Amounts reimbursable to employees	7,658	3,476
Payable for purchase of property and equipment	6,018	7,652
Royalty fees payable	4,953	4,419
Accrued advertising fees	4,854	2,912
Acquisition payable for CMSI	4,594	4,650
Rent payable	4,339	3,337
Welfare payable	4,169	2,221
Accrued professional service fees	2,585	1,968
Other taxes payable	2,515	1,789
Refundable deposit	2,313	2,868
Value added taxes payable	1,278	978
Share repurchase payable		4,622
Others	8,884	4,670
Total	168,918	131,499
China Management Software Institute [Member]
Schedule Of Other Liabilities [Line Items]
Acquisition payable for CMSI	4,594	132
Business taxes payable [Member]
Schedule Of Other Liabilities [Line Items]
Other taxes payable	$ 6,906	$ 7,294